Note Receivable	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Note Receivable [Abstract]
Note Receivable
4.	Note Receivable

On March 18, 2013, the Company received from licensee a promissory note relating to the licensee's business expansion. The note bears interest at 3.25% and is due on demand. In total, the Company had a note receivable from the licensee of $226,828 as of March 31, 2014 and December 31, 2013 and the Company has recorded interest income of $1,843 during the three-month period ended March 31, 2014, which has been recorded in other assets.

4.	Note Receivable

On March 18, 2013, the Company received from licensee a promissory note relating to the licensee's business expansion. The note will accrue interest at 3.25% and is due on demand. In total, the Company had note receivable from the affiliate $226,828 as of December 31, 2013 and the Company has recorded interest income of $2,772 during the year ended December 31, 2013 which has been recorded in other assets.